Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

The accounts receivable consists of the following:

	December 31, 2025	December 31, 2024
Accounts receivable from services	$1,580,000	$-
Total	1,580,000	-
Less: allowance for credit losses	-	-
Accounts receivable, net	$1,580,000	$-